Cash and short-term deposits	3 Months Ended
Mar. 31, 2022
Cash and short-term deposits
Cash and short-term deposits

9 Cash and short-term deposits

As of March 31, 2022, the Group has pledged its short-term deposits with carrying amount of EUR 938k (December 31, 2021: EUR 938k) and EUR 2,500k (December 31, 2021: EUR 2,500k) respectively, to fulfil collateral requirements in respect of existing secured bank loan and overdraft facility up to EUR 2,500k. In addition, the Group has pledged its short-term deposits of EUR 1,000k (December 31, 2021: EUR 1,000k) related to two other overdraft facilities worth EUR 500k each.

The restriction applying to the collateral may be terminated at any time subject to the full amount of the relevant bank loans and the overdrafts being repaid.